PruLife® Custom Premier II
AN INDIVIDUAL, FLEXIBLE PREMIUM, VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT

Issued by
Pruco Life Insurance Company of New Jersey
With Variable Investment Options offered in connection with its
Pruco Life of New Jersey Variable Appreciable Account

Updating Summary Prospectus
May 1, 2026

This summary prospectus summarizes certain aspects of the Contract. The prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.Prudential.com/eProspectus. You can also obtain this information at no cost by calling 800-778-2255 or contacting your Pruco Life of New Jersey representative.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.
In compliance with U.S. law, Pruco Life of New Jersey delivers this prospectus to Contract Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to Contract Owners while outside of the United States.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since your Contract was issued.
The following are changes since your prospectus dated May 1, 2025:
Fund Availability
Name Change
•On July 28, 2025, the Neuberger Berman AMT Sustainable Equity Portfolio (S Class) changed its name to the Neuberger Berman AMT Quality Equity Portfolio (S Class).
•On May 1, 2026, the American Funds Insurance Series® International Fund (Class 2) changed its name to the American Funds Insurance Series® EUPAC FundTM (Class 2).
•On May 1, 2026, the TOPS® Aggressive Growth ETF Portfolio (Class 2) changed its name to the TOPS® Aggressive ETF Portfolio (Class 2).
•On May 1, 2026, the TOPS® Growth ETF Portfolio (Class 2) changed its name to the TOPS® Moderately Aggressive ETF Portfolio (Class 2).
•On May 1, 2026, the TOPS® Managed Risk Growth ETF Portfolio (Class 2) changed its name to TOPS® Managed Risk Moderately Aggressive ETF Portfolio (Class 2).
•On May 1, 2026, the TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) changed its name to the TOPS® Managed Risk Moderate ETF Portfolio (Class 2).
•On May 1, 2026, the TOPS® Moderate Growth ETF Portfolio (Class 2) changed its name to the TOPS® Moderate ETF Portfolio (Class 2).
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.32 to $36.96 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $3,695.20. The surrender charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of the prospectus. Contract variations that may apply to you are contained in the FEE TABLE and APPENDIX B, which is part of the prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state, and federal taxes, and other charges that are based on premiums), transfer fees, withdrawal fees, and fees for changes in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of the prospectus. Contract variations that may apply to you are contained in the FEE TABLE and APPENDIX B.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.28%	1.19%
For more information on ongoing fees and expenses, please refer to the FEE TABLE section of the prospectus and APPENDIX A, which is part of the prospectus and included below. Contract variations that may apply to you are contained in the FEE TABLE and APPENDIX B.

RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of the prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life of New Jersey. Any obligations (including under the fixed rate option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life of New Jersey. More information about Pruco Life of New Jersey, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, THE REGISTRANT, AND THE FUNDS section of the prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charges and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of the prospectus. Contract variations that may apply to you are contained in the FEE TABLE and APPENDIX B.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greater of: (a) 25% of the amount in the Fixed Rate Option; and (b) $2,000. Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute Variable Investment Options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of the prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. For more information on optional benefits under the Contract, please refer to the RIDERS section of the prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of the prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.

APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2025
			1 year	5 year	10 year
Global/International	American Funds Insurance Series® EUPAC Fund (formerly American Funds Insurance Series® International Fund) (Class 2) - Capital Research and Management Company℠	0.72%^	26.77%	3.40%	7.00%
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management Company℠	0.58%	20.24%	13.37%	17.97%
Large-Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 2) - Capital Research and Management Company℠	0.53%	18.06%	13.90%	13.92%
Asset Allocation	AST Balanced Asset Allocation Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	0.87%^	14.35%	6.96%	8.05%
Fixed Income	AST Core Fixed Income Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP	0.68%	7.15%	(1.10%)	2.30%
Global/International	AST International Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	1.02%	32.84%	5.76%	10.00%
Balanced	AST J.P. Morgan Conservative Multi-Asset Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / J.P. Morgan Investment Management Inc.	0.92%^	10.37%	3.31%	5.19%
Large-Cap Blend	AST Large-Cap Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC.; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.84%	14.88%	13.25%	12.47%
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Putnam Investment Management, LLC; T. Rowe Price Associates, Inc.	0.87%	17.06%	11.35%	16.27%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Hotchkis & Wiley Capital Management, LLC; Putnam Investment Management, LLC	0.81%	16.05%	12.97%	11.35%
Balanced	AST PGIM Aggressive Multi-Asset Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; PGIM Fixed Income; PGIM Quantitative Solutions LLC; PGIM Real Estate	0.90%	16.00%	8.22%	8.26%
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	0.89%^	11.33%	3.76%	5.45%
Small-Cap Growth	AST Small-Cap Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Dimensional Fund Advisors, LP; Driehaus Capital Management LLC.; Hotchkis & Wiley Capital Management, LLC; TimesSquare Capital Management, LLC	1.01%	7.41%	1.81%	10.39%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2025
			1 year	5 year	10 year
Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	1.05%^	9.81%	9.39%	8.51%
Large-Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Large-Cap Growth	Fidelity® VIP ContrafundSM Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.79%	21.24%	15.08%	15.49%
Mid-Cap Growth	Fidelity® VIP Mid Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.80%	11.49%	9.83%	10.31%
Large-Cap Value	Franklin Income VIP Fund (Class 2) - Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Large-Cap Value	[1]Franklin Mutual Shares VIP Fund (Class 2) - Franklin Mutual Advisers, LLC -	0.94%	11.52%	9.20%	7.53%
Large-Cap Blend	Hartford Capital Appreciation HLS Fund (Class IB) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.93%	13.42%	9.68%	11.64%
Large-Cap Growth	Hartford Disciplined Equity HLS Fund (Class IB) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.85%	14.01%	11.78%	13.18%
Large-Cap Value	Hartford Dividend and Growth HLS Fund (Class IB) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.91%	17.19%	12.41%	12.20%
Global/International	Janus Henderson Overseas Portfolio (Service Shares) - Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Mid-Cap Value	LVIP American Century Mid Cap Value Fund (Standard Class II) - Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.86%^	8.99%	8.89%	9.12%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Initial Class) - Massachusetts Financial Services Company	0.53%^	7.17%	0.15%	2.63%
Specialty	MFS® Utilities Series (Initial Class) - Massachusetts Financial Services Company	0.78%^	15.01%	7.64%	9.49%
Large-Cap Value	MFS® Value Series (Initial Class) - Massachusetts Financial Services Company	0.69%^	13.01%	9.95%	10.05%
Specialty	Neuberger Berman AMT Quality Equity Portfolio (formerly Neuberger Berman AMT Sustainable Equity Portfolio) (Class S) - Neuberger Berman Investment Advisers LLC	1.12%	13.43%	12.54%	12.66%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.73%^	22.03%	10.04%	11.41%
Money Market	PSF PGIM Government Money Market Portfolio(Class I) - PGIM Investments LLC / PGIM Fixed Income	0.32%	4.05%	3.06%	1.96%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.90%	4.85%	6.92%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.46%^	18.52%	12.33%	13.96%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	14.27%	10.69%	16.62%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.43%	16.88%	13.90%	11.39%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	7.80%	0.14%	3.17%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	5.69%	6.97%	9.52%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.28%	17.56%	14.09%	14.51%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2025
			1 year	5 year	10 year
Large-Cap Value	[2]Templeton Growth VIP Fund (Class 2) - Templeton Global Advisors Limited	1.12%^	23.83%	7.95%	7.04%
Asset Allocation	TOPS® Aggressive ETF Portfolio (formerly TOPS® Aggressive Growth ETF Portfolio)(Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	18.83%	9.41%	10.43%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	12.85%	5.52%	6.39%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.56%	10.15%	4.34%	4.99%
Asset Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.76%	9.03%	3.83%	4.92%
Asset Allocation	TOPS® Managed Risk Moderate ETF Portfolio (formerly TOPS® Managed Risk Moderate Growth ETF Portfolio) (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	10.36%	4.74%	5.72%
Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF Portfolio (formerly TOPS® Managed Risk Growth ETF Portfolio)(Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	11.65%	5.36%	6.13%
Asset Allocation	TOPS® Moderate ETF Portfolio (formerly TOPS® Moderate Growth ETF Portfolio)(Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.53%	15.13%	6.92%	7.99%
Asset Allocation	TOPS® Moderately Aggressive ETF Portfolio (formerly TOPS® Growth ETF Portfolio)(Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	17.99%	8.56%	9.53%
^ The Fund’s annual current expense reflects temporary fee reductions.
1 Effective August 20, 2018, the Fund closed to new and additional investment.
2 Effective September 12, 2022, the Fund closed to new and additional investment.

GLOSSARY: Definitions Of Special Terms Used In This Summary Prospectus
Basic Insurance Amount – The total amount of life insurance as shown in the Contract, including any applicable increases, and no riders.
Contract – The variable universal life insurance Contract described in this summary prospectus and the prospectus.
Contract Anniversary – The same date as the Contract Date in each later year.
Contract Date – The date the Contract is effective, as specified in the Contract.
Contract Debt – The principal amount of all outstanding loans plus any interest accrued thereon.
Contract Fund – The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.
Contract Owner – You. Unless a different owner is named in the application, the owner of the Contract is the insured.
Contract Year – A year that starts on the Contract Date or on a Contract Anniversary. For any Coverage Segment representing an increase, “Contract Year” is a year that starts on the effective date of the increase (referred to as “Target Year” in the Contract).
Death Benefit – If the Contract is not in default, this is the amount we will pay upon the death of the insured, assuming no Contract Debt.
Fixed Rate Option – An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 1%. Also referred to in the Contract as the fixed investment option.
Fund – Amounts you invest in a Variable Investment Option will be invested in a corresponding Fund of the same name. A Fund may also be called a "portfolio."
No-Lapse Guarantee – Sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse for a specified duration and a Death Benefit will be paid upon the death of the insured, regardless of investment experience and assuming no loans or withdrawals.
Pruco Life Insurance Company of New Jersey – Pruco Life of New Jersey, us, we, our. The company offering the Contract.
Variable Investment Options – The investment options of the Pruco Life of New Jersey Variable Appreciable Account. When you choose a Variable Investment Option, we purchase shares of the Fund that corresponds to that option. We hold these shares in the Account.

To Learn More About:

PruLife® Custom Premier II
issued by
Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, New Jersey 07102

We have filed with the Securities and Exchange Commission a prospectus and a statement of additional information (“SAI”) dated May 1, 2026, under the Securities Act of 1933, Registration No. 333-112809, that include additional information about the Contract, the company, and Pruco Life of New Jersey Variable Appreciable Account. The prospectus and SAI are incorporated by reference into this summary prospectus. The SEC maintains a website (www.SEC.gov) that contains the PruLife® Custom Premier II prospectus, SAI, material incorporated by reference, and other information about us; copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: PublicInfo@SEC.gov.
You can call us at 800-778-2255 to ask us questions, request information about the Contract, and obtain copies of the prospectus, SAI, or other documents without charge. You can also view the SAI located with the prospectus at www.Prudential.com/eProspectus, or request a copy by writing to us at the address above.

EDGAR Class/Contract Identifier: C000002098
Investment Company Act of 1940: Registration No. 811-03974